Revenue	3 Months Ended
Mar. 31, 2024
Revenue.
Revenue

14. Revenue

Eli Lilly

In September 2021, the Company entered into a global licensing and research collaboration with Eli Lilly and Company (‘Lilly’) focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Lilly will use ProQR’s proprietary Axiomer® RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR received an upfront payment and equity consideration, and is eligible to receive milestone payments and royalties on the net sales of any resulting products. In September 2021, the Company issued 3,989,976 shares to Lilly, resulting in net proceeds of $30,000,000 (€ 25,270,000). This amount included a price premium of $2,429,000 (€ 2,047,000), which was determined to be part of the transaction price and as such was initially recognized as deferred revenue. An up-front payment of $20,000,000 (€ 16,849,000) was received in October 2021.

With regard to its original collaboration with Lilly, the Company concluded as follows:

●	There is one performance obligation under IFRS 15, for the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement includes fixed components, consisting of an up-front fee and an equity component. The agreement also contains variable parts, which are included in the transaction price to the extent that it is highly probably that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

In December 2022, the Company and Lilly amended their research and collaboration agreement described above, which expanded the collaboration. Under the amended and restated research and collaboration agreement, Lilly will gain access to additional targets in the central nervous system and peripheral nervous system with ProQR’s Axiomer platform.

Pursuant to the amended and restated agreement, the Company issued 9,381,586 shares to Lilly in December 2022, resulting in gross proceeds of $ 15,000,000 (€ 14,122,000). These shares were issued at a discount of $ 480,000 (€ 451,000), which is accounted for as a reduction of the transaction price. In February 2023, ProQR also received an upfront payment of $ 60,000,000 (€ 56,412,000), which was recognized under Deferred Income. Lilly has the ability to exercise an option to further expand the partnership for a consideration of $ 50,000,000.

With regard to the amended and restated research and collaboration agreement with Lilly, the Company concluded as follows:

●	There is one performance obligation under IFRS 15, for the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently only includes fixed components, consisting of an up-front fee and an equity component (discount). The agreement also contains variable components, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

In March 2024, the Company reached a milestone amounting to $ 1,000,000 (€ 921,000) under the agreement, which was added to the transaction price and recognized partially as revenue in the first quarter of 2024.